WARRANT DERIVATIVE	12 Months Ended
Aug. 31, 2020
Warrant Derivative [Abstract]
WARRANT DERIVATIVE [Text Block]

9. WARRANT DERIVATIVE

The exercise price of the Company's outstanding warrants was denominated in US Dollars; however, the functional currency of PTM Canada (the warrant issuer) is the Canadian Dollar. The warrants were required to be recognized and measured at fair value at each reporting period. Any changes in fair value from period to period were recorded as non-cash gain or loss in the consolidated statement of loss and comprehensive loss.

The warrants were issued May 15, 2018 and were initially valued using the residual value method. An initial valuation of $1,171 was attributed to the warrants, which included $157 of unit issuance costs being attributed to the value of the warrants. As the warrants were publicly traded on the TSX, the value of the warrants at each period was estimated by using the warrant TSX closing price on the last day of trading in the applicable period. The warrants expired November 22, 2019 with a $Nil value. The $3,046 value attributed to the remaining warrants, which expired, was recognized as a gain during the year ended August 31, 2020 (August 31, 2019 - $2,605 loss). When combined with the gain on the embedded derivatives in the Convertible Notes (see Note 7) this results in a gain of $3,203 on derivatives.